Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 USD ($)
Commitments and Contingencies (Details) [Line Items]
Cash deposit	$ 6,566,549	$ 5,114,175		$ 893,020
Patents and certain property, plant and equipment with net book value	283,892	312,436
Contingent liabilities		400,000
Recognized contingent losses		$ 400,000
Wages and servance payables	100,000
Recognized losses	100,000
Gaochuang [Member]
Commitments and Contingencies (Details) [Line Items]
Cash deposit	$ 43,000		¥ 300,000